Note 13 - Derivatives - Derivatives by Type (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Derivative assets, current, gross		$ 6,838
Derivative assets, noncurrent, gross		0
Derivative assets, current, counterparty netting	[1]	(6,570)
Derivative assets, noncurrent, counterparty netting	[1]	0
Derivative assets, current		268
Derivative assets, noncurrent		0
Derivative liabilities, current, gross		(7,395)
Derivative liabilities, noncurrent, gross		0
Derivative liabilities, current, counterparty netting	[1]	6,570
Derivative liabilities, noncurrent, counterparty netting	[1]	0
Derivative liabilities, current		(825)
Derivative liabilities, noncurrent		0
Costamare Bulkers Holdings Limited Predecessor [Member]
Derivative assets, current, gross			$ 9,091
Derivative assets, noncurrent, gross			267
Derivative assets, current, counterparty netting	[1]		(8,894)
Derivative assets, noncurrent, counterparty netting	[1]		(120)
Derivative assets, current			197
Derivative assets, noncurrent			147
Derivative liabilities, current, gross			(23,359)
Derivative liabilities, noncurrent, gross			(5,294)
Derivative liabilities, current, counterparty netting	[1]		8,894
Derivative liabilities, noncurrent, counterparty netting	[1]		120
Derivative liabilities, current			(14,465)
Derivative liabilities, noncurrent			(5,174)
Forward Freight Agreements ("FFAs") [Member]
Derivative assets, current, gross	[1]	6,037
Derivative assets, noncurrent, gross	[1]	0
Derivative liabilities, current, gross	[1]	(6,353)
Derivative liabilities, noncurrent, gross	[1]	0
Forward Freight Agreements ("FFAs") [Member] | Costamare Bulkers Holdings Limited Predecessor [Member]
Derivative assets, current, gross	[1]		8,590
Derivative assets, noncurrent, gross	[1]		120
Derivative liabilities, current, gross	[1]		(22,653)
Derivative liabilities, noncurrent, gross	[1]		(5,212)
Bunker Swap Agreements [Member]
Derivative assets, current, gross	[1]	242
Derivative assets, noncurrent, gross	[1]	0
Derivative liabilities, current, gross		(18)
Derivative liabilities, noncurrent, gross		0
Bunker Swap Agreements [Member] | Costamare Bulkers Holdings Limited Predecessor [Member]
Derivative assets, current, gross			37
Derivative assets, noncurrent, gross			0
Derivative liabilities, current, gross			(308)
Derivative liabilities, noncurrent, gross			(15)
Bunker Swap Agreements 2 [Member]
Derivative liabilities, current, gross	[1]	(1,024)
Derivative liabilities, noncurrent, gross	[1]	0
Bunker Swap Agreements 2 [Member] | Costamare Bulkers Holdings Limited Predecessor [Member]
Derivative assets, current, gross	[1]		304
Derivative assets, noncurrent, gross	[1]		0
Derivative liabilities, current, gross	[1]		(398)
Derivative liabilities, noncurrent, gross	[1]		(67)
EUA Futures [Member]
Derivative assets, current, gross	[1]	291
Derivative assets, noncurrent, gross	[1]	$ 0
EUA Futures [Member] | Costamare Bulkers Holdings Limited Predecessor [Member]
Derivative assets, current, gross			160
Derivative assets, noncurrent, gross			$ 147

[1]	The Company has adopted net presentation for assets and liabilities related to FFA derivative instruments and bunker swaps.